Acquisitions (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business acquisition, proforma information
Total operating revenue	$ 145,615	$ 100,506
Total operating costs and expenses	218,407	139,725
Operating income (loss)	72,792	39,219
Interest expense and other	(17,900)	1,360
Net loss attributable to Magnum Hunter Resources Corporation	(90,692)	(37,859)
Dividends on preferred stock	(14,007)	(2,664)
Net loss attributable to common stockholders	$ (104,699)	$ (40,523)
Loss per common share, basic and diluted	$ (0.81)	$ (0.31)